Schedule of Investments
March 31, 2025 (unaudited)
AmericaFirst Income Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.20%

Aerospace & Defense - 2.60%
RTX Corp.	2,318	307,042

Asset Management - 3.84%
Blue Owl Capital, Inc.	22,606	453,024

Banks - 2.47%
Fifth Third Bancorp	7,421	290,903

Bituminous Coal & Lignite Surface Mining - 3.99%
Peabody Energy Corp. (2)	34,727	470,551

Capital Markets - 2.88%
The Blackstone Group, Inc.	2,426	339,106

Computer Storage Devices - 1.51%
Seagate Technology Holdings plc	2,090	177,546

Containers & Packaging - 2.54%
Packaging Corp. of America	1,513	299,604

Drawing And Insulating Nonferrous Wire - 0.96%
Corning, Inc.	2,484	113,718

Electric & Other Services Combined - 4.77%
Dominion Energy, Inc.	4,390	246,147
Duke Energy Corp.	2,589	315,780

		561,928

Electronic Computers- 1.59%
Apple, Inc.	844	187,478

Energy - 5.04%
Baker Hughes Co. Class A	13,511	593,808

Finance Services - 4.96%
Fidelity National Information Services, Inc.	2,421	180,800
Jackson Financial, Inc.	4,814	403,317

		584,117

Gold & Silver Ores - 3.94%
Barrick Gold Corp. (2)	23,875	464,130

Household Products - 3.06%
Kimberly-Clark Corp.	2,534	360,385

Insurance - 3.13%
MetLife, Inc.	4,600	369,334

Interactive Media & Services - 1.93%
Meta Platforms, Inc. Class A	394	227,086

Investment Companies - 3.04%
Hercules Capital, Inc.	18,632	357,921

Multi-Utilities - 3.16%
Public Service Enterprise Group, Inc.	4,522	372,161

National Commercial Banks - 1.96%
Bank of America Corp.	5,546	231,435

Oil, Gas & Consumable Fuels - 4.58%
Exxon Mobil Corp.	3,055	363,331
Phillips 66	1,433	176,947

		540,278

Operative Builders - 1.99%
D.R. Horton, Inc. (2)	1,848	234,936

Pharmaceuticals - 2.64%
Bristol-Myers Squibb Co.	5,095	310,744

Retail-Family Clothing Stores - 2.65%
The TJX Cos., Inc. (2)	2,564	312,295

Semiconductors & Related Devices - 4.73%
Broadcom, Inc.	1,976	330,842
Himax Technologies, Inc. (2)	30,891	227,049

		557,891

Services - Banking - 2.48%
Truist Financial Corp.	7,097	292,042

Ship & Boat Building & Repairing - 4.01%
Huntington Ingalls Industries, Inc. (2)	2,316	472,557

Software - 1.42%
Oracle Corp.	1,201	167,912

State Commercial Banks - 2.10%
State Street Corp.	2,759	247,013

Tobacco - 4.24%
Philip Morris International, Inc.	3,150	500,000

Total Common Stock	(Cost $ 9,926,512)	10,396,943

Real Estate Investment Trusts - 9.21%

AvalonBay Communities, Inc.	1,127	241,877
Equinix, Inc.	288	234,821
Equity Residential	3,372	241,368
Ventas, Inc.	5,345	367,522

Total Real Estate Investment Trusts	(Cost $ 934,826)	1,085,588

Money Market Registered Investment Companies - 3.44%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class - 4.33% (3)	405,977	405,977

Total Money Market Registered Investment Companies	(Cost $ 405,977)	405,977

Total Investments - 100.85%	(Cost $ 11,267,315)	11,888,508

Liabilities Less Other Assets - (0.85%)		(100,683)

Total Net Assets - 100.00%		11,787,826

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$11,888,508	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,888,508	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.